Plant and Equipment (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Property, Plant and Equipment [Abstract]
Building	$ 795,355	$ 795,355
Accumulated Depreciation - Buildings	(590,227)	(507,311)
Equipment	1,007,660	916,582
Accumulated Depreciation - Equipment	(742,111)	(679,837)
Total Plant and Equipment, net	$ 470,677	$ 524,789